Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment		¥ 187,694	¥ 538,017	¥ 257,399
Troubled debt restructurings, Post-modification outstanding recorded investment		183,371	537,411	217,210
Troubled debt restructurings that subsequently defaulted, Recorded Investment		15,771	30,355	165,049
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]		1,030
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]		1,030
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	70,380	377,563	116,299
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	69,021	377,563	76,530
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	4,067	4,587	150,142
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	35,954	335,347	63,304
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	35,954	335,347	23,535
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	839	1,373	147,025
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,020	1,377	2,881
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,020	1,377	2,881
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]		11	6
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,269	7,457	7,167
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,269	7,457	7,167
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	10	38	745
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	4,139	5,268	12,226
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	4,139	5,268	12,226
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	822	217	1,193
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	16,280	22,868	27,545
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	14,921	22,868	27,545
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	2,231	2,530	1,090
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	246
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	246
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	9,643	2,405	869
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	9,643	2,405	869
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	140	385	20
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	761	1,493	1,240
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	761	1,493	1,240
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]			40
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,068	1,348	1,067
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,068	1,348	1,067
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	25	33	23
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	25,522	58,178	23,849
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	25,522	58,178	23,849
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]		11,268
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	9,763	13,092	19,316
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	9,763	13,092	19,316
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	159	231	284
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	17,436	17,256	16,002
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	16,912	16,759	15,670
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	4,191	3,661	4,479
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	40,578	38,558	64,064
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	38,224	38,449	64,064
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	2,565	6,624	3,925
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	24,015	32,340	17,869
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	23,929	32,340	17,781
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	¥ 4,789	¥ 3,984	¥ 6,219

[1]	For the fiscal year ended March 31, 2016, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and payment deferrals were the primary concession type in the MUFG Americas Holdings segment. For the fiscal year ended March 31, 2017, extension of the stated maturity date of loans was the primary concession type in the Residential segment, reduction in the stated rate was the primary concession type in the Commercial and Card segments and payment deferrals were the primary concession type in the MUFG Americas Holdings and Krungsri segments. For the fiscal year ended March 31, 2018, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment, payment deferrals were the primary concession type in the MUFG Americas Holdings segment.
[2]	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
[3]	TDRs for the Card, MUFG Americas Holdings and Krungsri segments include accrual and nonaccrual loans.